Leases - Minimum Future Lease Payments to be Received from Sales-Type and Direct Financing Leases (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Capital Leases, Future Minimum Payments Receivable, Fiscal Year Maturity [Abstract]
2018	$ 3,709
2019	3,643
2020	3,239
2021	1,180
2022	410
Thereafter	$ 528